Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance

The following table summarizes the total compensation of our principal executive officer (“PEO”) and the average of the total compensation of our other NEOs as reported in the Summary Compensation Table for the past five fiscal years, as well as their “compensation actually paid” as calculated pursuant to SEC rules and certain performance measures required by the rules. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Cumulative Total Shareholder Return ($)	Peer Group Cumulative Total Shareholder Return ($)(3)	Net Income ($)	Adj. EBITDA ($)(4)
2025	$12,308,747	$19,255,342	$4,163,243	$4,054,224	$320.59	$219.37	$645,800	$1,496,000
2024	$11,458,263	$2,071,847	$3,547,117	$1,714,170	$234.96	$195.68	$660,200	$1,480,200
2023	$10,331,662	$30,260,210	$2,675,765	$6,710,486	$223.59	$172.08	$708,100	$1,659,800
2022	$11,162,279	$15,461,278	$3,331,361	$2,702,071	$159.49	$115.98	$803,063	$1,684,545
2021	$9,859,087	$38,809,795	$3,266,803	$9,765,176	$167.63	$133.61	$407,974	$1,149,984

(1)
Mr. Engel served as our PEO for all five years (2021 – 2025). The other NEOs consist of the following individuals in each year:

•
2025: Messrs. Schulz, Cameron, Castillo, Naylor and Geary
•
2024: Messrs. Schulz, Geary, Squires and Khurana
•
2023: Messrs. Schulz, Cameron, Geary and Squires
•
2022: Messrs. Schulz, Squires, Geary, Khurana and Dosch
•
2021: Messrs. Schulz, Squires, Geary and Dosch

Variations in the Average Summary Compensation for the other NEOs from year to year are partly due to the changes in the composition of the NEOs from year to year.

(2)
The Summary Compensation Table totals reported for the PEO and the average of the other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate the “compensation actually paid”:

	2025		2024		2023		2022		2021
	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs
Adjustments
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for applicable FY	$(9,387,965)	$(3,283,353)	$(8,399,925)	$(2,345,037)	$(7,800,082)	$(1,499,996)	$(6,999,972)	$(1,659,998)	$(6,000,026)	$(1,350,011)
Increase based on ASC 718 fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	$15,150,470	$3,323,727	$9,859,967	$2,603,182	$7,926,128	$1,524,235	$9,130,790	$1,744,611	$13,830,960	$3,112,074
Increase based on ASC 718 fair value of awards granted during applicable FY that vested during applicable FY, determined as of vesting date	$—	$—	$26,813	$1,206	—	—	—	$12,529	—	—
Increase/deduction for awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in ASC 718 fair value from prior FY end to applicable FY end	$334,767	$77,137	$(8,823,235)	$(1,662,515)	$9,869,786	$1,926,057	$4,224,922	$556,768	$19,974,834	$4,324,626
Increase/deduction for awards granted during prior FY that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY end to vesting date	$688,283	$86,352	$(2,203,056)	$(465,744)	$9,703,195	$2,034,825	$(2,056,741)	$(484,552)	$1,144,940	$411,684
Deduction of ASC 718 fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	—	(339,272)	—	—	—	—	—	$(798,648)	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$161,040	$26,390	$153,020	$35,961	$229,521	$49,600	—	—	—	—
TOTAL ADJUSTMENTS	$6,946,595	$(109,019)	$(9,386,416)	$(1,832,947)	$19,928,548	$4,034,721	$4,298,999	$(629,290)	$28,950,708	$6,498,373

(3)
The peer group used for calculating Peer Group Total Shareholder Return for 2025, 2024, 2023, 2022 and 2021 was the Dow Jones US Industrial Suppliers Index. This peer group was changed in 2025, from a previously self-selected performance peer group consisting of the following companies: Applied Industrial Technologies, Inc., Arrow Electronics, Inc., Avnet, Inc., Barnes Group Inc., Eaton Corporation Plc, Fastenal Company, Genuine Parts Company, Hubbell, Inc., MRC Global, Inc., MSC Industrial Direct Co., Inc., Rexel SA, Rockwell Automation, Inc. and W.W. Grainger, Inc. This change reflects our view that the updated indices provide more appropriate comparables and better align our reporting with the benchmarks commonly used by our industry peers. This peer group was utilized in the stock performance graph, as required by Item 201(e) of Regulation S-K of the Exchange Act, included in our Form 10-K for the year ended December 31, 2025. The Peer Group Total Shareholder Return with respect to the former peer group is $226.55, $209.77, $174.29, $128.74 and $137.44, for 2025, 2024, 2023, 2022, and 2021, respectively.
(4)
The Company has identified Adjusted EBITDA as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the other NEOs in 2025 to the Company’s performance. EBITDA is adjusted earnings before income taxes, interest, preferred stock dividends and depreciation and amortization, as shown on page 33 of the Company’s Form 10-K for the year ended December 31, 2025. For 2021 - 2025, this number was adjusted to remove the impact of stock-based compensation expense and cloud computing arrangement amortization.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mr. Engel served as our PEO for all five years (2021 – 2025). The other NEOs consist of the following individuals in each year:

•
2025: Messrs. Schulz, Cameron, Castillo, Naylor and Geary
•
2024: Messrs. Schulz, Geary, Squires and Khurana
•
2023: Messrs. Schulz, Cameron, Geary and Squires
•
2022: Messrs. Schulz, Squires, Geary, Khurana and Dosch
•
2021: Messrs. Schulz, Squires, Geary and Dosch

Variations in the Average Summary Compensation for the other NEOs from year to year are partly due to the changes in the composition of the NEOs from year to year.

Peer Group Issuers, Footnote
(3)
The peer group used for calculating Peer Group Total Shareholder Return for 2025, 2024, 2023, 2022 and 2021 was the Dow Jones US Industrial Suppliers Index. This peer group was changed in 2025, from a previously self-selected performance peer group consisting of the following companies: Applied Industrial Technologies, Inc., Arrow Electronics, Inc., Avnet, Inc., Barnes Group Inc., Eaton Corporation Plc, Fastenal Company, Genuine Parts Company, Hubbell, Inc., MRC Global, Inc., MSC Industrial Direct Co., Inc., Rexel SA, Rockwell Automation, Inc. and W.W. Grainger, Inc. This change reflects our view that the updated indices provide more appropriate comparables and better align our reporting with the benchmarks commonly used by our industry peers. This peer group was utilized in the stock performance graph, as required by Item 201(e) of Regulation S-K of the Exchange Act, included in our Form 10-K for the year ended December 31, 2025. The Peer Group Total Shareholder Return with respect to the former peer group is $226.55, $209.77, $174.29, $128.74 and $137.44, for 2025, 2024, 2023, 2022, and 2021, respectively.

PEO Total Compensation Amount	$ 12,308,747	$ 11,458,263	$ 10,331,662	$ 11,162,279	$ 9,859,087
PEO Actually Paid Compensation Amount	$ 19,255,342	2,071,847	30,260,210	15,461,278	38,809,795
Adjustment To PEO Compensation, Footnote
(2)
The Summary Compensation Table totals reported for the PEO and the average of the other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate the “compensation actually paid”:

	2025		2024		2023		2022		2021
	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs
Adjustments
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for applicable FY	$(9,387,965)	$(3,283,353)	$(8,399,925)	$(2,345,037)	$(7,800,082)	$(1,499,996)	$(6,999,972)	$(1,659,998)	$(6,000,026)	$(1,350,011)
Increase based on ASC 718 fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	$15,150,470	$3,323,727	$9,859,967	$2,603,182	$7,926,128	$1,524,235	$9,130,790	$1,744,611	$13,830,960	$3,112,074
Increase based on ASC 718 fair value of awards granted during applicable FY that vested during applicable FY, determined as of vesting date	$—	$—	$26,813	$1,206	—	—	—	$12,529	—	—
Increase/deduction for awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in ASC 718 fair value from prior FY end to applicable FY end	$334,767	$77,137	$(8,823,235)	$(1,662,515)	$9,869,786	$1,926,057	$4,224,922	$556,768	$19,974,834	$4,324,626
Increase/deduction for awards granted during prior FY that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY end to vesting date	$688,283	$86,352	$(2,203,056)	$(465,744)	$9,703,195	$2,034,825	$(2,056,741)	$(484,552)	$1,144,940	$411,684
Deduction of ASC 718 fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	—	(339,272)	—	—	—	—	—	$(798,648)	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$161,040	$26,390	$153,020	$35,961	$229,521	$49,600	—	—	—	—
TOTAL ADJUSTMENTS	$6,946,595	$(109,019)	$(9,386,416)	$(1,832,947)	$19,928,548	$4,034,721	$4,298,999	$(629,290)	$28,950,708	$6,498,373

Non-PEO NEO Average Total Compensation Amount	$ 4,163,243	3,547,117	2,675,765	3,331,361	3,266,803
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,054,224	1,714,170	6,710,486	2,702,071	9,765,176
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The Summary Compensation Table totals reported for the PEO and the average of the other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate the “compensation actually paid”:

	2025		2024		2023		2022		2021
	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs	PEO	Average for Other NEOs
Adjustments
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for applicable FY	$(9,387,965)	$(3,283,353)	$(8,399,925)	$(2,345,037)	$(7,800,082)	$(1,499,996)	$(6,999,972)	$(1,659,998)	$(6,000,026)	$(1,350,011)
Increase based on ASC 718 fair value of awards granted during applicable FY that remain unvested as of applicable FY end, determined as of applicable FY end	$15,150,470	$3,323,727	$9,859,967	$2,603,182	$7,926,128	$1,524,235	$9,130,790	$1,744,611	$13,830,960	$3,112,074
Increase based on ASC 718 fair value of awards granted during applicable FY that vested during applicable FY, determined as of vesting date	$—	$—	$26,813	$1,206	—	—	—	$12,529	—	—
Increase/deduction for awards granted during prior FY that were outstanding and unvested as of applicable FY end, determined based on change in ASC 718 fair value from prior FY end to applicable FY end	$334,767	$77,137	$(8,823,235)	$(1,662,515)	$9,869,786	$1,926,057	$4,224,922	$556,768	$19,974,834	$4,324,626
Increase/deduction for awards granted during prior FY that vested during applicable FY, determined based on change in ASC 718 fair value from prior FY end to vesting date	$688,283	$86,352	$(2,203,056)	$(465,744)	$9,703,195	$2,034,825	$(2,056,741)	$(484,552)	$1,144,940	$411,684
Deduction of ASC 718 fair value of awards granted during prior FY that were forfeited during applicable FY, determined as of prior FY end	—	(339,272)	—	—	—	—	—	$(798,648)	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$161,040	$26,390	$153,020	$35,961	$229,521	$49,600	—	—	—	—
TOTAL ADJUSTMENTS	$6,946,595	$(109,019)	$(9,386,416)	$(1,832,947)	$19,928,548	$4,034,721	$4,298,999	$(629,290)	$28,950,708	$6,498,373

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Cumulative TSR

As reflected in the graph below, from 2021 to 2025, the compensation actually paid to our PEO and the average of the compensation actually paid to our other NEOs decreased by 50.4% and 58.5%, respectively, compared to the Company’s cumulative TSR of 91.2% over the same period.

As described in “Compensation Discussion and Analysis,” the Company’s long-term incentive plan is a centerpiece of our executive compensation and a significant portion of the compensation actually paid to our PEO and our other NEOs comprises equity awards. As a result, the compensation actually paid to our PEO and other NEOs is aligned with our cumulative TSR performance and stockholder value creation over the applicable measurement periods.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Net Income Attributable to Common Stockholders

From 2021 to 2025, the compensation actually paid to our PEO and to our other NEOs decreased by 50.4% and 58.5%, respectively, compared to a 58.3% increase in net income attributable to common stockholders over the same time period.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Adjusted EBITDA

As reflected in the following graph, from 2021 to 2025, compensation actually paid to our PEO and to our other NEOs decreased by 50.4% and 58.5%, respectively, compared to a 30.1% increase in Adjusted EBITDA over the same time period. The Company has identified Adjusted EBITDA as the company-selected measure for the pay versus performance disclosure, as it represents an important financial performance measure used to link compensation actually paid to the PEO and the other NEOs in 2025 to the Company’s performance.

Total Shareholder Return Vs Peer Group

Relationship Between Compensation Actually Paid and Cumulative TSR

As reflected in the graph below, from 2021 to 2025, the compensation actually paid to our PEO and the average of the compensation actually paid to our other NEOs decreased by 50.4% and 58.5%, respectively, compared to the Company’s cumulative TSR of 91.2% over the same period.

As described in “Compensation Discussion and Analysis,” the Company’s long-term incentive plan is a centerpiece of our executive compensation and a significant portion of the compensation actually paid to our PEO and our other NEOs comprises equity awards. As a result, the compensation actually paid to our PEO and other NEOs is aligned with our cumulative TSR performance and stockholder value creation over the applicable measurement periods.

Tabular List, Table

Listed below are the financial performance measures that we believe represent the most important financial performance measures we use to link compensation actually paid to our NEOs to our performance for the most recently completed fiscal year.

Most Important Performance Measures
Adjusted EBITDA
Net Income
Total Shareholder Return (TSR)

Total Shareholder Return Amount	$ 320.59	234.96	223.59	159.49	167.63
Peer Group Total Shareholder Return Amount	$ 219.37	$ 195.68	$ 172.08	$ 115.98	$ 133.61
Company Selected Measure Amount	1,496,000	1,480,200	1,659,800	1,684,545	1,149,984
PEO Name	Mr. Engel
Net Income (Loss)	$ 645,800	$ 660,200	$ 708,100	$ 803,063	$ 407,974
Peer Group Total Shareholder Return With Respect To The Former Peer Group	$ 226.55	209.77	174.29	128.74	137.44
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(4)
The Company has identified Adjusted EBITDA as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the other NEOs in 2025 to the Company’s performance. EBITDA is adjusted earnings before income taxes, interest, preferred stock dividends and depreciation and amortization, as shown on page 33 of the Company’s Form 10-K for the year ended December 31, 2025. For 2021 - 2025, this number was adjusted to remove the impact of stock-based compensation expense and cloud computing arrangement amortization.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return (TSR)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,946,595	(9,386,416)	19,928,548	4,298,999	28,950,708
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,387,965)	(8,399,925)	(7,800,082)	(6,999,972)	(6,000,026)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,150,470	9,859,967	7,926,128	9,130,790	13,830,960
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	334,767	(8,823,235)	9,869,786	4,224,922	19,974,834
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	26,813	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	688,283	(2,203,056)	9,703,195	(2,056,741)	1,144,940
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	161,040	153,020	229,521	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(109,019)	(1,832,947)	4,034,721	(629,290)	6,498,373
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,283,353)	(2,345,037)	(1,499,996)	(1,659,998)	(1,350,011)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,323,727	2,603,182	1,524,235	1,744,611	3,112,074
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,137	(1,662,515)	1,926,057	556,768	4,324,626
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,206	0	12,529	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,352	(465,744)	2,034,825	(484,552)	411,684
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(339,272)	0	0	(798,648)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 26,390	$ 35,961	$ 49,600	$ 0	$ 0